Equity Based Compensation	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Equity Based Compensation

(15) Equity Based Compensation

Unit Option Plan

Prior to the Business Combination, the board of Inspirato LLC maintained an equity-based compensation plan (the “Unit Option Plan”), which provided for the grant of options to purchase the Inspirato LLC’s common units, to Inspirato LLC’s employees, directors and consultants. No issuances under the Unit Option Plan have been made since January 2021 and the Unit Option Plan was terminated in connection with the Business Combination and no new equity awards may be issued thereunder; provided, however, that the Unit Option Plan continues to govern the terms and conditions of outstanding awards under the Unit Option Plan as of the time of its termination. Prior to the Unit Option Plan’s termination, Inspirato LLC only granted options under the Unit Option Plan. Options under the Unit Option Plan were granted at a price per unit equal to the fair value of the underlying common units at the date of grant. Options under the Unit Option Plan generally have a 10-year contractual term and vest over a three-year to five-year period starting from the date specified in each applicable option agreement.

Each Inspirato LLC option from the Unit Option Plan that was outstanding immediately prior to the Business Combination, whether vested or unvested, was converted into an option to purchase a number of shares of the Class A Common Stock based on the Exchange Ratio (the “Exchanged Options”). Except as specifically provided in the Business Combination agreement, following the Business Combination, each Exchanged Option has continued to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Inspirato LLC option immediately prior to the consummation of the Business Combination. All stock option activity was retroactively restated to reflect the Exchanged Options.

The fair value of each option granted under the Unit Option Plan was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used:

	Year Ended December 31,
	2020	2021
Approximate risk-free rate	0.33%	0.49%
Average expected life	6 years	6 years
Volatility	65.2%	47.6%
Estimated per share fair value of options granted	$16.67	$12.89

The following table represents nonqualified stock option activity for the year ended December 31, 2022:

	Number of shares	Weighted average exercise per share	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2020	8,548	$0.78	7.12	$598
Granted	30	0.78
Exercised	(47)	0.78
Forfeited	(703)	0.78
Outstanding at December 31, 2021	7,828	$0.78	6.05	$72,956
Exercised/Released	(1,844)	0.78
Cancelled/Forfeited	(422)	0.78
Expired	(112)	0.78
Outstanding at December 31, 2022	5,450	$0.78	5.72	$2,235

As of December 31, 2022, option expense remaining to be recognized was $0.6 million and will be recognized over the next seven years.

Profits Interests

Prior to the Business Combination, Inspirato LLC granted awards of profits interests to certain key employees. In connection with the Business Combination, the profits interests were treated like other units in Inspirato LLC with respect to the consideration received as part of the Business Combination. Profits interests have been issued to certain executives. Each award of profits interests vests over the time period set forth in each individual profits interest award agreement underlying the award, subject to the applicable executive’s continued service. If an executive terminated service, any unvested profits interests held by such executive would be forfeited to Inspirato LLC. If Inspirato LLC experienced a “deemed liquidation event,” all of the then-outstanding and unvested profits interests would accelerate and fully vest upon a change of control event. Profits interests were non-voting profits interest incentive units pursuant to individual award agreements, which set forth such additional terms and conditions, including the vesting and forfeiture terms. The profits interests participate in the distributions upon vesting of the units. At both December 31, 2021 and 2022, there were 9.3 million as-converted profits interests issued and outstanding, and $0.6 million in profits interest expense remained to be recognized as of December 31, 2022 over a weighted average term of 2.1 years. No profits interests have been issued since the consummation of the Business Combination.

2021 Plan

In connection with the Business Combination, Thayer’s board of directors and stockholders approved the 2021 Equity Incentive Plan (the “2021 Plan”). The 2021 Plan became effective upon the consummation of the Business Combination. Under the 2021 Plan, the Company may grant options, stock appreciation rights, restricted stock, restricted stock units (“RSU”) and performance awards to employees, directors and consultants. Subject to the adjustment provisions contained in the 2021 Plan and the evergreen provision described below, the maximum number of shares of Class A Common Stock that may be issued pursuant to awards under the 2021 Plan is (i) 15,900,000 shares of Class A Common Stock plus (ii) any shares subject to stock options or other awards that were assumed in the Business Combination and expire or otherwise terminate without having been exercised in full, are tendered to or withheld by the Company for payment of an exercise price or for tax withholding obligations, or are forfeited to or repurchased by the Company due to failure to vest, with the maximum number of shares to be added to the 2021 Plan pursuant to clause (ii) equal to 7,453,734 shares of Class A Common Stock. The 2021 Plan also includes an evergreen provision that provides for an automatic annual increase to the number of shares of Class A Common Stock available for issuance under the 2021 Plan on the first day of each fiscal year beginning with the 2022 fiscal year, equal to the least of: (x) 19,900,000 shares of Class A Common Stock, (y) 5% of the total number of shares of all classes of the Company’s common stock as of the last day of the Company’s immediately preceding fiscal year and (z) such lesser amount determined by the 2021 Plan’s administrator. The 2021 Plan provides that the evergreen provision will operate only until the 10th anniversary of the earlier of the board or stockholder approval of the 2021 Plan. The RSUs are unvested and subject to each employee’s continued employment with the Company. The vesting start date for RSUs issued to existing employees as part of the first grant is January 1, 2022. Subsequent RSU grants have a vesting start date equal to the RSU grant date. Once granted, the RSUs vest over a period of three to four years. RSUs typically have a cliff vesting of one-third and one-fourth of the grant amount for three-year and four-year vesting periods, respectively, and continue to vest quarterly thereafter. The term of each RSU is stated in the individual respective agreement, provided, however, that the term is no more than 10 years from the date of the grant thereof.

The following table represents RSU activity for the year ended December 31, 2022:

	Number of shares	Weighted average exercise per share	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2021	—	—	—	$—
Granted	5,770	6.06
Exercised/Released	(100)	3.09
Cancelled/Forfeited	(166)	3.52
Outstanding at December 31, 2022	5,504	$6.23	3.0	$6,549

At December 31, 2022, there was $26 million of unrecognized compensation cost related to RSUs.